PENSIONS AND OTHER POSTEMPLOYMENT BENEFITS (Tables)	12 Months Ended
Dec. 31, 2012
Compensation And Retirement Disclosure [Abstract]
Reconciliation Of Plans' Benefit Obligations, Plan Assets, Funded Status And Recognition In Consolidated Balance Sheets

	Pension Benefits				Other Postemployment
	United States Plans		Non-U.S. Plans		Benefits
	2012	2011	2012	2011	2012	2011
	(Millions of Dollars)
Change in benefit obligation:
Benefit obligation, beginning of year	$1,227	$1,151	$362	$352	$350	$366
Service cost	21	19	9	9	1	1
Interest cost	53	58	16	17	14	18
Benefits paid	(62)	(60)	(21)	(22)	(29)	(30)
Medicare subsidies received	—	—	—	—	3	3
Plan amendments	—	—	1	—	(16)	(4)
Curtailments	(16)	—	—	—	—	—
Settlements	(4)	—	—	—	—	—
Contractual termination benefit	6	—	—	—	—	—
Actuarial losses (gains) and changes in actuarial assumptions	98	59	94	21	75	(3)
Net transfers (out) in	(25)	—	3	1	(3)	—
Currency translation	—	—	10	(16)	—	(1)

Benefit obligation, end of year	$1,298	$1,227	$474	$362	$395	$350

Change in plan assets:
Fair value of plan assets, beginning of year	$670	$662	$48	$48	$—	$—
Actual return on plan assets	82	9	3	2	—	—
Company contributions	93	64	24	23	26	27
Benefits paid	(62)	(60)	(21)	(22)	(29)	(30)
Expenses	(5)	(5)	—	—	—	—
Medicare subsidies received	—	—	—	—	3	3
Currency translation	—	—	1	(3)	—	—

Fair value of plan assets, end of year	$778	$670	$55	$48	$—	$—

Funded status of the plan	$(520)	$(557)	$(419)	$(314)	$(395)	$(350)

Amounts recognized in the consolidated balance sheets:
Noncurrent assets	$—	$—	$2	$2	$—	$—
Current liabilities	(3)	(3)	(15)	(14)	(29)	(26)
Noncurrent liabilities	(517)	(554)	(406)	(302)	(366)	(324)

Net amount recognized	$(520)	$(557)	$(419)	$(314)	$(395)	$(350)

Amounts recognized in accumulated other comprehensive loss, inclusive of tax impacts:
Net actuarial loss	$435	$415	$107	$36	$113	$41
Prior service cost (credit)	—	—	4	3	(75)	(124)

Total	$435	$415	$111	$39	$38	$(83)

Weighted-Average Assumptions Used To Determine Benefit Obligation

	Pension Benefits				Other Postemployment
	United States Plans		Non-U.S. Plans		Benefits
	2012	2011	2012	2011	2012	2011
Discount rate	3.70%	4.50%	2.99%	4.69%	3.60%	4.45%
Rate of compensation increase	—	3.50%	3.13%	3.16%	—	—

Weighted-Average Assumptions Used To Determine Net Periodic Benefit Cost (Credit)

	Pension Benefits				Other Postemployment
	United States Plans		Non-U.S. Plans		Benefits
	2012	2011	2012	2011	2012	2011
Discount rate	4.50%	5.15%	4.69%	4.92%	4.45%	5.10%
Expected return on plan assets	7.60%	8.50%	5.27%	5.34%	—	—
Rate of compensation increase	3.50%	3.50%	3.16%	3.18%	—	—

Information For Defined Benefit Plans With Projected Benefit Obligations In Excess Of Plan Assets

	Pension Benefits				Other Postemployment
	United States Plans		Non-U.S. Plans		Benefits
	2012	2011	2012	2011	2012	2011
	(Millions of Dollars)

Projected benefit obligation	$1,298	$1,227	$472	$359	$395	$350
Fair value of plan assets	778	670	51	44	—	—

Information For Pension Plans With Accumulated Benefit Obligations In Excess Of Plan Assets

Information for pension plans with accumulated benefit obligations in excess of plan assets:

	Pension Benefits
	United States Plans		Non-U.S. Plans
	2012	2011	2012	2011
	(Millions of Dollars)

Projected benefit obligation	$1,298	$1,227	$471	$359
Accumulated benefit obligation	1,298	1,213	436	338
Fair value of plan assets	778	670	50	44

Net Periodic Benefit Cost (Credit)

	Pension Benefits						Other Postemployment
	United States Plans			Non-U.S. Plans			Benefits
	2012	2011	2010	2012	2011	2010	2012	2011	2010
	(Millions of Dollars)
Service cost	$21	$19	$21	$9	$9	$8	$1	$1	$1
Interest cost	53	58	61	16	17	16	14	18	21
Expected return on plan assets	(52)	(55)	(50)	(2)	(3)	(2)	—	—	—
Amortization of actuarial losses	35	24	25	—	—	—	2	1	—
Amortization of prior service credit	—	—	—	1	—	—	(14)	(16)	(12)
Settlement gain	(1)	—	—	—	—	—	—	—	—
Curtailment gain	(1)	—	—	—	—	—	(51)	(1)	(29)

Net periodic cost (credit)	$55	$46	$57	$24	$23	$22	$(48)	$3	$(19)

Accumulated Other Comprehensive Loss Expected To Be Recognized As Components Of Net Periodic Benefit Cost

Amounts in “Accumulated other comprehensive loss” expected to be recognized as components of net periodic benefit cost over the next fiscal year:

	Pension Benefits		Other Postemployment
	United States	Non-U.S. Plans	Benefits
	(Millions of Dollars)
Amortization of actuarial losses	$14	$8	$6
Amortization of prior service cost	—	—	(11)

Total	$14	$8	$(5)

Assumed Health Care And Drug Cost Trend Rates Used To Measure Next Year's Postemployment Healthcare Benefits

assumed health care and drug cost trend rates used to measure next year’s postemployment healthcare benefits are as follows:

	Other Postemployment Benefits
	2012	2011
Health care cost trend rate	7.25%	7.63%
Ultimate health care cost trend rate	5.00%	5.00%
Year ultimate health care cost trend rate reached	2018	2018

Drug cost trend rate	8.38%	8.94%
Ultimate drug cost trend rate	5.00%	5.00%
Year ultimate drug cost trend rate reached	2018	2018

Assumed Health Care Cost Trend Rate Reported For Other Postemployment Benefits Plans

reported for Other Postemployment Benefits plans. The following table illustrates the sensitivity to a change in the assumed health care cost trend rate:

	Total Service and Interest Cost	APBO
	(Millions of Dollars)
100 basis point (“bp”) increase in health care cost trend rate	$1	$27
100 bp decrease in health care cost trend rate	(1)	(23)

Change In Certain Assumptions For Projected Benefit Obligations, Associated Expense And Other Comprehensive Loss

	Pension Benefits						Other Postemployment
	United States Plans			Non-U.S. Plans			Benefits
	Change in 2013 pension expense	Change in PBO	Change in accumulated OCL	Change in 2013 pension expense	Change in PBO	Change in accumulated OCL	Change in 2013 expense	Change in PBO
	(Millions of dollars)
25 bp decrease in discount rate	$—	$35	$(35)	$1	$15	$(15)	$—	$9
25 bp increase in discount rate	—	(34)	34	(1)	(14)	14	—	(9)
25 bp decrease in return on assets rate	2	—	—	—	—	—	—	—
25 bp increase in return on assets rate	(2)	—	—	—	—	—	—	—

Projected Benefit Payments From Plans

	Pension Benefits		Other Postemployment
	United States	Non-U.S. Plans	Benefits
	(Millions of Dollars)
2013	$81	$27	$30
2014	80	24	30
2015	81	25	30
2016	83	24	29
2017	78	25	29
Years 2018—2022	413	134	128